FAIR VALUE MEASUREMENTS (Details Narrative)								1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 03, 2024 shares	Jul. 03, 2024 shares	Jun. 27, 2024 USD ($) $ / shares shares	May 01, 2024 shares	Jan. 09, 2024 USD ($) $ / shares shares	Dec. 14, 2023 shares	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Proceeds from issuance initial public offering											$ 300,000,000				$ 300,000,000
Accretion in value of class A ordinary shares subject to redemption									$ (215,000)	$ (921,000)	$ (488,000)	$ (2,292,000)
Stock redeemed, shares | shares											3,797,169	26,068,281			26,068,281	26,068,281
Temporary equity aggregate amount of redemption requirement							$ 265,050,166
Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Proceeds from issuance initial public offering													$ 6,496,114
Shareholders redeemed | shares						100,000
SAFE Note [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted | shares				636,916										257,216
SAFE Note [Member] | Measurement Input Yield Rate [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input														39.49	39.49
SAFE Note [Member] | Measurement Input, Discount Rate [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input														20	20
Convertible Note [Member] | Stardust Power Inc And Subsidiary [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted | shares														636,916
Common Class A [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Shareholders redeemed | shares							26,068,281
Temporary equity redemption price per share | $ / shares									$ 11.38		$ 11.38			$ 11.12	$ 11.12	$ 10.16
Redemption amount							$ 265,050,000
Stock redeemed, shares | shares								26,068,281							2,137,134
Temporary equity redemption price per shares | $ / shares			$ 11.38		$ 11.05
Temporary equity aggregate amount of redemption requirement			$ 18,893,209		$ 23,615,000
Common Class A [Member] | Subsequent Event [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary equity redemption price per share | $ / shares					$ 11.05
Stock issued during period value stock options exercised					$ 2,137,134
Accretion in value of class A ordinary shares subject to redemption					$ 23,615,331
Stock redeemed, shares | shares	137,427	2,877
Common Class A [Member] | Private Placement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary equity redemption price per share | $ / shares							$ 10.16
Stock redeemed, shares | shares			1,660,035		2,137,134
Class A Ordinary Shares [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary equity redemption price per share | $ / shares							$ 10.16
Stock issued during period value stock options exercised							$ 26,068,281
Accretion in value of class A ordinary shares subject to redemption							$ 265,050,000